Financial instruments and risk management (Details Narrative) $ / shares in Units, gal in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) gal	Dec. 31, 2025 USD ($) gal $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 Colon	Dec. 31, 2025 GTQ (Q)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 item	Dec. 31, 2024	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 Colon	Dec. 31, 2024 GTQ (Q)	Dec. 31, 2024 COP ($)	Dec. 31, 2023	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 Colon	Dec. 31, 2023 GTQ (Q)	Dec. 31, 2023 COP ($)	Sep. 20, 2023	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Employee benefits expense		$ 885,520	$ 893,987	$ 1,165,078
Intrinsic value of zero cost collars recycle to fuel cost		1,751	1,317
Fair value of the outstanding		185	431
Recognized other comprehensive loss	$ (307)	$ 280	(307)
Impact of change fuel market spot price per share | $ / shares		$ 0.01
Increase fuel market spot price per share | $ / shares		$ 0.01
Fuel price operating costs		$ 3,400	3,227	3,719
Interest rate basis																					0.25%
Exchange rate						17.9667	498.2600	7.6650	3,757.08			20.2683	512.2300	7.71833	4,409.15		16.8935	524.7900	7.8301	3,822.05
Other comprehensive loss		415	(394)	(1,175)
Cash and cash equivalent	$ 907,981	$ 753,884	$ 907,981	774,154																		$ 711,853
Cebur Volarcb 19l [Member]
IfrsStatementLineItems [Line Items]
Number of caplets | item										59
Cebur Volarcb 21 L [Member]
IfrsStatementLineItems [Line Items]
Number of caplets | item										59
Cebur Volarcb 21 L [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Notional amount	119,200	106,600	119,200			1,900,000,000						2,400,000,000
Exchange rate						17.97						20.27
Fair value of financial instruments designated as hedging instruments	$ 271	$ 4	$ 271
Other comprehensive loss		110	30
Amortization of intrinsic value		699	896	$ 579
T Locks Agreements [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive loss		25	$ (117)
Notional amount		$ 24,900
28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis					2.50%
28-day TIIE [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis											2.90%					1.25%
Borrowings, interest rate					7.35%						10.25%					11.50%
SOFR Three Months [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis											0.66%
Borrowings, interest rate					3.65%						4.33%
Borrowings, interest rates											4.31%					5.35%
SOFR Three Months Increased [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis																1.02%
SOFR One Month [Member] | Interests Rate Cap [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis											0.46%					1.02%
Borrowings, interest rate					3.87%						4.33%					5.35%
Borrowings, interest rates											3.87%
Top of range [member] | 28-day TIIE [Member]
IfrsStatementLineItems [Line Items]
Interest rate basis					10.00%
U.S. Gulf Coast Jet Fuel 54 [Member]
IfrsStatementLineItems [Line Items]
Designated to hedge | gal	14,356	2,986
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Percentage of entity operating expenses		31.00%	33.00%	38.00%